Capital Structure, Common Stock (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common Stock [Abstract]
Common stock, shares authorized (in shares)	2,000,000,000	2,000,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	9,083,645	8,844,267
Common stock, shares outstanding (in shares)	9,083,645	8,844,267